Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,437,493.9
Previously Paid Amount	0
Total Fee Amount	1,579.52
Total Offset Amount	0
Net Fee	$ 1,579.52